Lease - Incremental borrowing rates (Details)	Jun. 30, 2025	Jun. 30, 2024
Minimum | South Africa
Leases
Incremental borrowing rates for leases	9.00%	11.09%
Minimum | North America
Leases
Incremental borrowing rates for leases	6.37%	7.86%
Minimum | Eurasia
Leases
Incremental borrowing rates for leases	2.46%	3.35%
Maximum | South Africa
Leases
Incremental borrowing rates for leases	14.83%	15.59%
Maximum | North America
Leases
Incremental borrowing rates for leases	7.34%	9.22%
Maximum | Eurasia
Leases
Incremental borrowing rates for leases	7.78%	14.89%